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May 22, 2006

                      Geoffrey B. Davis
                      (617) 951-7742
                      geoffrey.davis@ropesgray.com

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:
CombinatoRx, Incorporated
Registration Statement on Form S-1
File Number 333-133501

Ladies and Gentlemen:

        On behalf of CombinatoRx, Incorporated (the "Company"), submitted herewith for filing is Amendment No. 2 ("Amendment No. 2") to the Registration Statement referenced above (the "Registration Statement").

        Amendment No. 2 is being filed in response to the comment contained in the letter dated May 1, 2006 from Jeffrey Riedler of the staff of the Securities and Exchange Commission to Alexis Borisy, the Company's Chief Executive Officer. The comment and its response are set forth below.

Comment

1.
Please revise your registration statement to include the name and signature of your controller or principal accounting officer.

        Response:    The signature page to the Registration Statement has been revised to clarify that Mr. Robert Forrester, Chief Financial Officer of the Company, is the Company's principal financial officer and principal accounting officer.

        If you have any further questions or comments, of if you require any additional information, please contact the undersigned by telephone at (617) 951-7742 or by facsimile at (617) 951-7050. Thank you for your assistance.

Very truly yours,

/s/ Geoffrey B. Davis

Geoffrey B. Davis

Enclosures